OPERATING COSTS AND EXPENSES - Provisions or Operational Reversals (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING CHARGES (REVERSALS), NET
Contingencies		R$ (13,046,713)	R$ (4,187,904)	R$ (1,757,494)
(Provision)/Reversal for losses on investment		(20,712)	(679,801)	334,100
Provision for Implantation of Shares - Compulsory Loan		(107,652)	(345,393)
Provision for ANEEL - CCC		(498,630)	(63,525)	53,063
Provision for short-term liabilities		(705,864)
Guarantees		25,976	12,395	101,274
Onerous contracts		16,219	(89,053)	179,003
Candiota III Plant - Inflexibility		(10,308)	(50,582)
Candiota III Plant - Coal			(76,345)
Adjustment portion RAP			(223,881)
Provisions for the reduction of Fuel inventories		(126,286)
GAG improvement		(29,268)	(177,588)	(209,917)
Impairment of long-term assets		475,406	(441,664)	121,581
Provision for judicial deposits		(233,908)
Other		(102,687)	(106,108)	(203,278)
Operating Charges (Reversals), Net		(14,893,039)	(7,373,551)	(2,005,808)
Provision related to lawsuits related to compulsory loan		10,896,956
Increase in provision for implantion of shares - compulsory loan		237,741
Reversal of provisions for doubtful accounts		738,732	189,302	22,801
Amazonas Energia
OPERATING CHARGES (REVERSALS), NET
Provision related to debt service contracts		620,089
Chesf
OPERATING CHARGES (REVERSALS), NET
Provision for judicial deposits		233,908
Reversal of provisions for doubtful accounts	R$ 790,126
Furnas
OPERATING CHARGES (REVERSALS), NET
Provision for future contributions		705,864
Financing and Loans
OPERATING CHARGES (REVERSALS), NET
ECL		(638,894)	(139,237)	(356,202)
Accounts receivable
OPERATING CHARGES (REVERSALS), NET
ECL		110,282	R$ (804,865)	R$ (267,938)
Accounts receivable | Roraima Energia S.A
OPERATING CHARGES (REVERSALS), NET
Reversal of provisions for doubtful accounts		520,757
Accounts receivable | CEA
OPERATING CHARGES (REVERSALS), NET
Reversal of provisions for doubtful accounts		R$ 134,129